Vessels, net (Details Textual) (USD $)	9 Months Ended
Sep. 30, 2013
UnDiscounted Future Net Cash Flows Relating to Vessels Future Net Cash Flows	$ 15,900,000
Five Year Historical Average Rates [Member]
Asset Impairment Charges	44,569,000
Three or One Year Historical Average Rates [Member]
Asset Impairment Charges	$ 56,306,000